RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's board members provide legal services to the Company. Legal expense related to these services is $66, $136 and $140 for the years ended December 31, 2012, 2011 and 2010, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $129 and $133 due for these services as of December 31, 2012 and 2011, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $86, $107 and $87 for such services for the years ended December 31, 2012, 2011 and 2010, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,581 as of December 31, 2012) to one of the Company's customers to secure the Company's performance under a service contract between the parties. The performance guarantee extends for the period June 24, 2009 through April 16, 2013. To secure the European bank's guarantee, an entity related to the Company's main shareholder provided a guarantee to the European bank for the same amount. The guarantee issued by the European bank was renewed in April 2013.

In January 2010, the Company engaged the services of an entity owned by a related party to provide it with certain selling services to its technology segment. The Company incurred expenses of $60 for such services for each of the years ended December 31, 2011 and 2010. The contract expired on December 31, 2011.

In June 2010, an entity related to the Company's main shareholder provided a letter of credit of $550 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the subsidiaries in the group. In September 2010, the letter of credit was increased to $775 (see Note 7). In May 2011, pursuant to the Company's new credit facility in the United States, this standby letter of credit was transferred to the Company's new independent lender.